Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loans receivable, allowance for loan losses (in Dollars)	$ 1,313	$ 1,148
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	9,000,000	9,000,000
Common stock, shares issued	2,777,250	2,777,250
Common stock, shares outstanding	1,841,475	1,818,570
Treasury stock, shares	935,775	958,680